3. Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Details
Available for Sale Securities, Basis for Valuation	Investment securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 12,621,828	$ 0
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	9,505,000	13,765,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	13,932	23,329
Net Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 13,932
Gross Losses realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof		$ 0